Other disclosures - Risk Management and Principal Risks - Capital resources (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Capital resources [abstract]
Total equity (excluding non-controlling interests) per the balance sheet	£ 69,052	[1]	£ 65,797
Less: other equity instruments (recognised as AT1 capital)	(12,259)	[1]	(11,172)
Adjustment to retained earnings for foreseeable ordinary share dividends	(666)		(174)
Adjustment to retained earnings for foreseeable repurchase of shares	0		0
Adjustment to retained earnings for foreseeable other equity coupons	(32)		(30)
Goodwill and intangible assets	(8,061)	[1]	(7,948)
Fair value reserves related to gains or losses on cash flow hedges	853		(1,575)	£ (1,002)
Defined benefit pension fund assets	(3,879)	[1]	(1,814)
Total RWAs	314,136		306,203
T1 capital
Capital resources [abstract]
PRA transitional total regulatory capital	60,143		58,034
CET1 capital
Capital resources [abstract]
Additional value adjustments (PVA)	(1,585)		(1,146)
Goodwill and intangible assets	(6,804)		(6,914)
Deferred tax assets that rely on future profitability excluding temporary differences	(1,028)		(595)
Fair value reserves related to gains or losses on cash flow hedges	(852)		1,575
Gains or losses on liabilities at fair value resulting from own credit	892		870
Defined benefit pension fund assets	(2,619)		(1,326)
Direct and indirect holdings by an institution of own CET1 instruments	(50)		(50)
Adjustment under IFRS 9 transitional arrangements	1,229		2,556
Other regulatory adjustments and deductions	345		55
PRA transitional total regulatory capital	47,327		46,296
AT1 capital
Capital resources [abstract]
Total equity (excluding non-controlling interests) per the balance sheet	12,259		11,172
Qualifying capital (including minority interests) issued by subsidiaries	637		646
Other regulatory adjustments and deductions	(80)		(80)
PRA transitional total regulatory capital	12,816		11,738
T2 capital
Capital resources [abstract]
Total equity (excluding non-controlling interests) per the balance sheet	8,713		7,836
Adjustment under IFRS 9 transitional arrangements	73		57
Qualifying capital (including minority interests) issued by subsidiaries	1,113		1,893
Other regulatory adjustments and deductions	(160)		(160)
PRA transitional total regulatory capital	£ 69,882		£ 67,660

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.